UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response........ 21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21311

PIMCO High Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-739-3371

Date of fiscal year end:	March 31, 2007

Date of reporting period:	December 31, 2006

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO High Income Fund Schedule of Investments

December 31, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES—89.1%
Aerospace—0.2%
$5,600	Armor Holdings, Inc., 8.25%, 8/15/13	B1/B+	$5,852,000

Airlines—1.1%
8,760	American Airlines, Inc., pass thru certificates, 8.608%, 10/1/12 (k)	Baa3/BB+	9,312,975
	Continental Airlines, Inc., pass thru certificates,
14,508	6.92%, 4/2/13, 97-5A 9 (a)(b)(g)	NR/NR	14,594,284
4,105	7.373%, 6/15/17, Ser. 01-1	Ba1/BB+	4,168,908
1,917	8.307%, 10/2/19, Ser. 00-2	Ba2/BB-	1,985,225
333	United Air Lines, Inc., pass thru certificates, 6.602%, 3/1/15, Ser. 01-1	Aaa/BBB	337,605
			30,398,997

Automotive—4.2%
10,450	Arvin Capital I, 9.50%, 2/1/27	B-/B	10,672,062
15,475	ArvinMeritor, Inc., 8.75%, 3/1/12	BB-/BB-	15,977,937
5,375	Cooper-Standard Automotive, Inc., 7.00%, 12/15/12	CCC+/B-	4,850,938
15,750	Ford Motor Co., 7.45%, 7/16/31	CCC+/Caa1	12,442,500
	General Motors Corp.,
8,000	7.20%, 1/15/11	Caa1/B-	7,780,000
7,200	8.25%, 7/15/23	Caa1/B-	6,732,000
	Goodyear Tire & Rubber Co.,
12,300	9.00%, 7/1/15	B3/B-	12,945,750
7,000	11.00%, 3/1/11	B3/B-	7,770,000
	Tenneco Automotive, Inc.,
14,000	8.625%, 11/15/14	B3/B	14,350,000
14,025	10.25%, 7/15/13, Ser. B	Aa3/B	15,427,500
8,245	TRW Automotive, Inc., 9.375%, 2/15/13	Ba3/BB-	8,883,988
			117,832,675

Building/Construction—0.3%
5,000	Ahern Rentals, Inc., 9.25%, 8/15/13	B-/B-	5,237,500
2,150	Building Materials Corp. of America, 8.00%, 12/1/08	B+/B3	2,252,125
			7,489,625

Chemicals—3.4%
	ARCO Chemical Co.,
3,808	9.80%, 2/1/20	Ba3/B+	4,417,280
2,000	10.25%, 11/1/10	Ba3/B+	2,220,000
15,000	Equistar Chemicals L.P., 10.125%, 9/1/08	B1/BB-	16,012,500
21,925	Ineos Group Holdings PLC, 8.50%, 2/15/16 (d)	B2/B-	21,048,000
	Lyondell Chemical Co.,
4,150	8.00%, 9/15/14	B+/B+	4,326,375
3,825	8.25%, 9/15/16	B+/B+	4,035,375
15,300	Nalco Co., 8.875%, 11/15/13	Caa1/B-	16,275,375
13,660	PQ Corp., 7.50%, 2/15/13	B1/B-	13,523,400
€1,450	Rhodia S.A., 6.242%, 10/15/13, FRN (d)	B2/B-	1,910,323
$10,500	Rockwood Specialties Group, Inc., 7.50%, 11/15/14	B3/B-	10,631,250
			94,399,878

Commercial Products—1.4%
19,800	Hertz Corp., 8.875%, 1/1/14 (d)	B1/B	20,839,500
18,000	Reynolds American, Inc., 7.75%, 6/1/18	BB/Ba3	19,197,936
			40,037,436

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Computer Services—1.3%
	SunGard Data Systems, Inc.,
$18,306	9.125%, 8/15/13	Caa1/B-	$19,312,830
17,000	10.25%, 8/15/15	Aaa/B-	18,232,500
			37,545,330

Computer Software—0.4%
9,500	UGS Corp., 10.00%, 6/1/12	B3/B-	10,402,500

Consumer Products—0.7%
	Buhrmann US, Inc.,
500	7.875%, 3/1/15	B2/B	490,000
6,875	8.25%, 7/1/14	B2/B	6,857,812
11,550	NPC International, Inc., 9.50%, 5/1/14	B-/CAA1	11,896,500
			19,244,312

Consumer Services—0.5%
13,900	Education Management Corp., 10.25%, 6/1/16 (d)	Caa1/CCC+	14,768,750

Containers & Packaging—1.9%
	Crown Americas LLC,
2,475	7.625%, 11/15/13	B/B	2,561,625
5,650	7.75%, 11/15/15	B/B	5,890,125
	Jefferson Smurfit Corp.,
11,200	7.50%, 6/1/13	B2/CCC+	10,584,000
10,263	8.25%, 10/1/12	B2/CCC+	10,057,740
	Smurfit-Stone Container,
9,000	8.375%, 7/1/12	B2/CCC+	8,865,000
15,338	9.75%, 2/1/11	B2/CCC+	15,894,003
			53,852,493

Diversified Manufacturing—0.0%
1,000	Quiksilver, Inc., 6.875%, 4/15/15	Ba3/BB-	987,500

Electronics—2.0%
	Freescale Semi-conductor, Inc. (d),
19,925	8.875%, 12/15/14	B/B1	19,949,906
5,000	10.125%, 12/15/16	B/B2	5,031,250
12,750	Sanmina-SCI Corp., 8.125%, 3/1/16	B-/B2	12,399,375
13,600	Sensata Technologies BV, 8.00%, 5/1/14 (d)	NR/B-	13,124,000
6,400	Solectron Global Finance Ltd., 8.00%, 3/15/16 (k)	B/B3	6,512,000
			57,016,531

Energy—0.9%
2,000	NRG Energy, Inc., 7.375%, 2/1/16	B1/B-	2,015,000
	Reliant Energy, Inc.,
7,025	9.25%, 7/15/10	B2/B	7,411,375
15,525	9.50%, 7/15/13	B2/B	16,728,188
			26,154,563

Financial Services—17.9%
30,675	AES Ironwood LLC, 8.857%, 11/30/25	B2/B+	34,586,372
7,954	AES Red Oak LLC, 8.54%, 11/30/19, Ser. A	B2/B+	8,689,472
25,091	BCP Crystal U.S. Holding Corp., 9.625%, 6/15/14	B3/B	27,851,010
17,700	Bluewater Finance Ltd., 10.25%, 2/15/12	B2/B-	18,629,250

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Financial Services—(continued)
$5,000	Buffalo Thunder Development Authority, 9.375%, 12/15/14 (d)	B/B2	$5,100,000
7,700	Chukchansi Economic Development Authority, 8.00%, 11/15/13 (d)	B2/BB-	8,036,875
9,977	Consolidated Communications Holdings, 9.75%, 4/1/12	B3/B	10,725,275
	Ford Motor Credit Co.,
5,000	7.00%, 10/1/13	BB+/B	4,781,175
30,000	7.375%, 2/1/11	B1/B	29,724,000
81,100	8.00%, 12/15/16	B/B1	80,274,321
10,000	8.11%, 1/13/12, FRN	B/B1	9,921,350
	General Motors Acceptance Corp.,
10,000	7.25%, 3/2/11	BB+/BB	10,408,620
9,100	8.00%, 11/1/31	BB+/BB	10,477,749
8,000	Idearc, Inc., 8.00%, 11/15/16 (d)	B2/B+	8,160,000
	JET Equipment Trust (d)(f),
192	7.63%, 8/15/12, Ser. 95-B (g)	NR/NR	141,722
282	10.00%, 6/15/12, Ser. 94-A	NR/NR	277,143
36,270	JSG Funding PLC, 9.625%, 10/1/12	B3/B-	38,627,550
18,445	KRATON Polymers LLC, 8.125%, 1/15/14	B3/B-	18,537,225
£3,000	Royal Bank of Scotland PLC, 6.00%, 4/6/11 (b)(g)	NR/NR	5,862,684
$11,000	Sally Holdings LLC, 10.50%, 11/15/16 (d)	CCC+/Caa1	11,275,000
115,776	Targeted Return Index Securities Trust, 7.548%, 5/1/16, VRN (d)(h)	B1/B+	118,343,680
19,203	Universal City Development Partners Ltd., 11.75%, 4/1/10	B2/B-	20,667,229
8,030	Universal City Florida Holding Co., 8.375%, 5/1/10	B3/B-	8,270,900
€10,200	UPC Holding BV, 8.625%, 1/15/14	Aa3/CCC+	14,055,497
			503,424,099

Food—0.9%
$1	Dole Foods Co., Inc., 8.875%, 3/15/11	B-/B	805
24,926	Ingles Markets, Inc., 8.875%, 12/1/11	B3/B	26,108,937
			26,109,742

Healthcare & Hospitals—5.8%
9,000	CDRV Investors, Inc., 9.86%, 12/1/11, FRN (b)(d)	CCC+/Caa1	8,820,000
8,000	DaVita, Inc., 7.25%, 3/15/15	B3/B	8,200,000
4,950	Encore Medical Finance LLC, 11.75%, 11/15/14 (d)	CCC+/Caa1	4,937,625
	HCA, Inc.,
1,206	6.25%, 2/15/13	B-/Caa1	1,070,325
10,625	6.75%, 7/15/13	B-/Caa1	9,562,500
1,500	7.19%, 11/15/15	Ba2/B-	1,294,101
10,975	7.50%, 12/15/23	B-/Caa1	8,985,441
4,130	7.58%, 9/15/25	B-/Caa1	3,381,115
4,600	7.69%, 6/15/25	B-/Caa1	3,830,429
2,000	8.36%, 4/15/24	Caa1/B-	1,769,648
20,615	9.00%, 12/15/14	Caa1/B-	20,085,648
3,000	9.25%, 11/15/16 (d)	BB-/B2	3,221,250
21,450	9.625%, 11/15/16 (d)	BB-/B2	23,112,375
6,700	National Mentor Holdings, Inc., 11.25%, 7/1/14 (d)	Caa1/CCC+	7,152,250
19,990	Rotech Healthcare, Inc., 9.50%, 4/1/12	Caa3/CC	19,690,150
	Tenet Healthcare Corp.,
15,206	7.375%, 2/1/13	Caa1/CCC+	14,046,543
22,925	9.875%, 7/1/14	Aa3/CCC+	23,440,813
			162,600,213

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Hotels/Gaming—1.6%
$2,000	Gaylord Entertainment Co., 8.00%, 11/15/13	B3/B-	$2,085,000
5,000	Herbst Gaming, Inc., 8.125%, 6/1/12	B3/B-	5,125,000
19,279	Mandalay Resort Group, 9.375%, 2/15/10	B1/B+	20,724,925
8,948	Premier Entertainment LLC, 10.75%, 2/1/12	Caa1/CCC	9,261,180
3,500	Station Casinos, Inc., 6.875%, 3/1/16	B-/Ba3	3,158,750
4,075	Tropicana Entertainment, 9.625%, 12/15/14 (d)	CCC+/B3	4,054,625
			44,409,480

Machinery—0.1%
2,000	Chart Industries, Inc., 9.125%, 10/15/15 (d)	B3/B-	2,120,000

Manufacturing—0.0%
783	Invensys PLC, 9.875%, 3/15/11 (d)	B3/B-	843,682

Medical Products—0.8%
22,785	VWR International, Inc., 8.00%, 4/15/14	CCC+/B3	23,582,475

Miscellaneous—3.3%
89,570	Dow Jones CDX U.S. High Yield, 8.375%, 12/29/11, Ser. 7-T1 (d)(h)(k)	NR/NR	91,634,588

Multi-Media—4.5%
3,000	Cablemas S.A. de C.V., 9.375%, 11/15/15 (d)	BB-/BB-	3,315,000
5,600	Cablevision Systems Corp., 8.00%, 4/15/12, Ser. B	B3/B+	5,530,000
39,300	CCO Holdings LLC, 8.75%, 11/15/13	Caa1/CCC-	41,019,375
10,000	Charter Communications Holdings I LLC, 11.00%, 10/1/15	CCC-/CCC-	10,312,500
14,325	Charter Communications Operating LLC, 8.375%, 4/30/14 (d)	B3/B-	15,023,344
	CSC Holdings, Inc.,
6,300	7.625%, 7/15/18	B2/B+	6,166,125
4,485	7.875%, 2/15/18, Ser. B	B2/B+	4,496,212
2,000	8.125%, 7/15/09, Ser. B	B2/B+	2,082,500
4,000	DirecTV Holdings LLC, 8.375%, 3/15/13	Ba3/BB-	4,180,000
4,750	Iesy Repository GmbH, 10.375%, 2/15/15 (d)	Caa2/CCC+	4,637,188
€6,370	Lighthouse International Co. S.A., 8.00%, 4/30/14 (d)	Aa2/B	9,229,285
$12,000	Rogers Cable, Inc., 8.75%, 5/1/32	Ba2/BB+	14,640,000
€3,735	Telenet Communications NV, 9.00%, 12/15/13 (d)	B2/B-	5,429,989
			126,061,518

Oil & Gas—8.5%
$18,000	Dynegy Holdings, Inc., 8.375%, 5/1/16	B-/B-	18,990,000
	Dynergy-Roseton Danskammer, Inc., pass thru certificates,
1,050	7.27%, 11/8/10, Ser. A	Ba3/B	1,074,281
25,500	7.67%, 11/8/16, Ser. B	Ba3/B	26,440,312
	El Paso Corp.,
29,150	7.80%, 8/1/31	B+/B	31,992,125
27,850	8.05%, 10/15/30	B+/B	31,052,750
19,615	El Paso Production Holding Co., 7.75%, 6/1/13	B1/B+	20,620,269
14,325	Ferrellgas L.P., 8.75%, 6/15/12	B2/B-	14,754,750
	Hanover Compressor Co.,
7,585	8.625%, 12/15/10	B3/B	7,964,250
1,550	9.00%, 6/1/14	B2/B	1,681,750
12,028	Hanover Equipment Trust, 8.50%, 9/1/08, Ser. A	B2/B+	12,238,490
7,000	OPTI Canada, Inc., 8.25%, 12/15/14 (d)	BB/B1	7,227,500
4,000	Pogo Producing Co., 7.875%, 5/1/13	B+/B1	4,080,000
16,375	SemGroup L.P., 8.75%, 11/15/15 (d)	B1/NR	16,538,750

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Oil & Gas—(continued)
$3,000	Sonat, Inc., 7.00%, 2/1/18	B+/B	$3,075,000
37,726	Williams Cos., Inc., 7.875%, 9/1/21	Ba2/BB-	40,649,765
			238,379,992

Paper/Paper Products—4.0%
	Abitibi-Consolidated, Inc.,
6,500	8.375%, 4/1/15	B2/B+	5,655,000
8,525	8.55%, 8/1/10	B2/B+	8,141,375
14,159	8.85%, 8/1/30	B1/B+	11,681,175
16,250	Bowater Canada Finance, 7.95%, 11/15/11	B2/B+	16,006,250
2,200	Bowater, Inc., 9.375%, 12/15/21	B1/B+	2,211,000
8,750	Cascades, Inc., 7.25%, 2/15/13	BB-/BB-	8,771,875
	Georgia-Pacific Corp.,
4,550	7.75%, 11/15/29	B2/B	4,561,375
27,775	8.00%, 1/15/24	B2/B	28,330,500
13,750	8.875%, 5/15/31	B2/B	14,609,375
	Verso Paper Holdings LLC (d),
5,700	9.125%, 8/1/14	Aaa/B+	5,970,750
5,000	11.375%, 8/1/16	Aaa/B-	5,275,000
			111,213,675

Printing/Publishing—2.7%
17,631	Dex Media West LLC, 9.875%, 8/15/13, Ser. B	B2/B	19,305,945
1,000	Hollinger, Inc., 11.875%, 3/1/11 (d)(g)	B3e/NR	941,977
7,000	Nielsen Finance LLC, 10.00%, 8/1/14 (d)	Ba2/CCC+	7,621,250
10,477	Primedia, Inc., 8.875%, 5/15/11	B-/B	10,738,925
33,335	RH Donnelley Corp., 8.875%, 1/15/16, Ser. A-3	B3/B	35,168,425
2,000	RH Donnelley, Inc., 10.875%, 12/15/12	B2/B	2,190,000
			75,966,522

Real Estate—0.8%
10,000	B.F. Saul REIT, 7.50%, 3/1/14	B2/BB-	10,212,500
8,000	Delhaize America, Inc., 9.00%, 4/15/31	Ba1/BB+	9,538,440
3,900	Grupo Gigante S.A. de C.V., 8.75%, 4/13/16 (d)	NR/BB	4,007,250
			23,758,190

Retail—0.6%
16,400	Bon-Ton Stores, Inc., 10.25%, 3/15/14	B-/B-	16,851,000

Telecommunications—14.8%
14,075	American Cellular Corp., 10.00%, 8/1/11, Ser. B	B3/CCC	14,954,687
14,555	Centennial Communications Corp., 8.125%, 2/1/14	B3/CCC	15,009,844
31,800	Cincinnati Bell, Inc., 8.375%, 1/15/14	B2/B-	32,833,500
12,000	Citizens Communications Co., 9.00%, 8/15/31	Ba2/BB+	13,080,000
11,300	Cricket Communications, Inc., 9.375%, 11/1/14 (d)	CCC/Caa2	11,978,000
	Hawaiian Telcom Communications, Inc., Ser. B,
12,225	9.75%, 5/1/13 (k)	B3/CCC+	12,316,687
7,000	12.50%, 5/1/15	Caa1/CCC+	7,367,500
	Intelsat Bermuda Ltd. (d),
20,000	9.25%, 6/15/16	B2/B+	21,600,000
13,000	11.25%, 6/15/16	Caa1/B	14,332,500
18,250	Intelsat Subsidiary Holding Co., Ltd., 8.625%, 1/15/15	B2/B+	19,071,250
8,850	MetroPCS Wireless, Inc., 9.25%, 11/1/14 (b)(d)	CCC/Caa2	9,292,500
8,600	Nordic Telephone Co. Holdings ApS, 8.875%, 5/1/16 (d)	B2/B	9,245,000

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Telecommunications—(continued)
	Nortel Networks Ltd. (d),
$13,000	10.125%, 7/15/13	B1/B-	$14,105,000
2,000	10.75%, 7/15/16	B-/B3	2,197,500
14,625	PanAmSat Corp., 6.875%, 1/15/28	Ba2/BB	13,455,000
	Qwest Capital Funding, Inc.,
9,200	7.25%, 2/15/11	B+/B1	9,441,500
44,000	7.90%, 8/15/10	B+/B	46,035,000
	Qwest Communications International, Inc.,
14,625	7.50%, 2/15/14	B+/B	15,136,875
23,225	7.50%, 2/15/14, Ser. B	B+/Ba3	24,037,875
	Qwest Corp.,
1,250	7.50%, 6/15/23	BB+/Ba1	1,265,625
1,175	7.625%, 6/15/15	BB+/Ba1	1,263,125
10,450	8.875%, 3/15/12	BB+/BB	11,690,938
3,000	8.875%, 6/1/31	BB+/Ba1	3,142,500
18,020	Rural Cellular Corp., 9.875%, 2/1/10	NR/CCC	19,258,875
9,400	Suncom Wireless, Inc., 8.50%, 6/1/13	Caa2/CCC-	9,047,500
12,400	Superior Essex Communications LLC, 9.00%, 4/15/12	B3/B	12,958,000
24,975	Time Warner Telecom Holdings, Inc., 9.25%, 2/15/14	B3/CCC+	26,816,906
13,000	Wind Acquisition Finance S.A., 10.75%, 12/1/15 (d)	B2/B-	14,852,500
9,000	Windstream Corp., 8.625%, 8/1/16 (d)	Ba3/BB-	9,900,000
			415,686,187

Transportation—0.3%
	Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.,
2,400	9.375%, 5/1/12	NR/B-	2,574,000
5,000	12.50%, 6/15/12	B3/B-	5,425,000
			7,999,000

Utilities—3.5%
16,850	AES Corp., 8.75%, 5/15/13 (d)	Ba3/BB-	18,134,813
2,000	Empresa Energetica de Sergipe and Sociedade Anonima de Eletrificaao da Paraiba, 10.50%, 7/19/13 (d)	NR/B+	2,062,820
19,450	Legrand Holding S.A., 8.50%, 2/15/25	Baa3/BB+	22,464,750
	Midwest Generation LLC, pass thru certificates,
19,534	8.56%, 1/2/16, Ser. B	Ba2/BB-	21,548,795
1,500	8.75%, 5/1/34	Ba2/B+	1,635,000
21,500	PSE&G Energy Holdings LLC, 8.50%, 6/15/11	Ba3/BB-	23,220,000
3,147	Sithe Independence Funding Corp., 9.00%, 12/30/13, Ser. A	Ba2/B	3,434,428
6,942	South Point Energy Center LLC, 8.40%, 5/30/12 (d)	NR/D	6,703,127
			99,203,733

Waste Disposal—0.7%
	Allied Waste North America, Inc.,
12,000	7.25%, 3/15/15	B2/BB-	12,075,000
6,823	9.25%, 9/1/12, Ser. B	B2/BB-	7,283,552
			19,358,552

	Total Corporate Bonds & Notes (cost—$2,403,604,891)		2,505,185,238

SENIOR LOANS (a)(b)(c)—2.9%
Chemicals—0.1%
1,800	Ineos Group Ltd., 7.611%, 10/7/12		1,809,000

Principal
Amount
(000)		Value*
Containers & Packaging—0.3%
	JSG Packaging,
€1,049	5.741%, 11/29/13, Term B	$1,395,501
€431	5.964%, 1/12/13, Term B	572,548
€287	6.118%, 1/12/13, Term B	381,699
€324	6.157%, 1/12/13, Term B	430,597
€559	6.186%, 1/12/13, Term B	743,418
€431	6.464%, 1/12/14, Term C	572,225
€287	6.494%, 1/12/14, Term C	381,483
€324	6.657%, 1/12/14, Term C	430,354
€559	6.686%, 1/12/14, Term C	746,286
€1,049	6.835%, 11/29/14, Term C	1,400,888
$750	7.745%, 11/29/13, Term B	755,539
750	8.245%, 11/29/14, Term C	755,114
		8,565,652

Financial Services—0.1%
€1,200	UPC Holding BV, 7.75%, 1/15/14	1,594,249

Healthcare & Hospitals—0.3%
$9,452	HealthSouth Corp., 8.62%, 2/2/13	9,527,988

Oil & Gas—0.7%
20,000	Ferrellgas L.P., 8.87%, 8/1/09 (g)	20,764,873

Recreation—0.2%
	Amadeus Global Travel,
€2,699	5.974%, 4/8/12, Term A	3,564,660
$1,250	8.114%, 4/8/13, Term B2	1,260,872
1,250	8.614%, 4/8/14, Term C2	1,265,690
		6,091,222

Telecommunications—1.0%
	Nordic Telephone,
€2,300	8.25%, 5/1/16 (d)	3,351,350
€5,000	8.25%, 5/1/16	7,285,545
	Nordic Telephone Co. Holdings ApS,
€3,200	5.939%, 11/30/14, Term B (g)	4,263,250
€3,200	6.439%, 11/30/14, Term C	4,281,893
$2,000	NTL Investment, 7.36%, 1/6/13, Term B	2,010,416
	Weather Investments SARL (e),
€3,000	5.505%, 6/17/12, Term A	3,963,369
€1,500	6.298%, 6/17/13, Term B (g)	1,987,249
€1,500	6.798%, 6/17/14, Term C	1,994,541
		29,137,613

Wholesale—0.2%
	Roundy’s, Inc.,
$2,450	8.36%, 10/27/11	2,475,113
2,500	8.38%, 10/27/11	2,525,625
		5,000,738

	Total Senior Loans (cost—$78,738,396)	82,491,335

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

MUNICIPAL BONDS & NOTES—0.5%
California—0.5%
	Los Angeles Community Redev. Agcy. Rev., Ser. H,
$200	8.25%, 9/1/07	NR/NR	$199,360
725	9.00%, 9/1/12	NR/NR	744,785
1,160	9.75%, 9/1/17	NR/NR	1,234,275
1,375	9.75%, 9/1/22	NR/NR	1,463,688
2,170	9.75%, 9/1/27	NR/NR	2,298,941
3,480	9.75%, 9/1/32	NR/NR	3,678,812
	San Diego Redev. Agcy., Tax Allocation,
1,785	6.59%, 11/1/13	Baa3/NR	1,756,012
1,435	7.49%, 11/1/18	Baa3/NR	1,470,875
1,885	7.74%, 11/1/21	Baa3/NR	1,919,571

	Total Municipal Bonds & Notes (cost—$14,694,739)		14,766,319

ASSET-BACKED SECURITIES—0.2%
3,250	Northwest Airlines, Inc., pass thru certificates, 7.691%, 4/1/17, Ser. 01-B	Caa1/CCC	3,236,190
742	Reliant Energy Mid-Atlantic Power Holdings LLC, 9.237%, 7/2/17, Ser. B	Caa1/B	831,222

	Total Asset-Backed Securities (cost—$3,885,911)		4,067,412

PREFERRED STOCK—0.9%

Shares

Financial Services—0.9%
24,700	Fresenius Medical Care Capital Trust II, 7.875%, UNIT (j)	B1/B+	25,194,000

Telecommunications—0.0%
155,565	Superior Essex Holding Corp., 9.50%, Ser. A, UNIT	NR/NR	127,563

	Total Preferred Stock (cost—$26,157,273)		25,321,563

SHORT-TERM INVESTMENTS—6.5%

Principal
Amount
(000)

Sovereign Debt Obligations (e)—4.8%
Germany—4.8%
€103,000	Bundesschatzanweisungen, 2.50%, 3/23/07 (cost—$135,487,197)	NR/NR	135,466,519

Commercial Paper—1.2%
Financial Services—1.2%
$12,700	Danske Corp., 5.26%, 1/4/07	NR/NR	12,694,433
6,800	Rabobank USA Financial Corp., 5.28%, 1/2/07	A-1/A-1+	6,799,002
12,600	UBS Finance LLC, 5.245%, 1/8/07	NR/NR	12,587,150

	Total Commercial Paper (cost—$32,080,585)		32,080,585

U.S. Treasury Bills (i)—0.5%
14,355	4.80%-4.87%,3/1/07-3/15/07 (cost—$14,221,024)		14,206,115

Principal
Amount
(000)		Value*

Repurchase Agreements—0.0%
$29	State Street Bank & Trust Co., dated 12/29/06, 4.90%, due 1/2/07, proceeds $29,016; collateralized by Fannie Mae, 5.75%, due 2/15/08, valued at $30,830 including accrued interest (cost—$29,000)	$29,000

	Total Short-Term Investments (cost—$181,817,806)	181,782,219

OPTIONS PURCHASED (j)— 0.0%

Contracts/Notional
	Put Options—(0.0)%
	Eurodollar Futures, Chicago Mercantile Exchange,
1,346	strike price $90.25, expires 9/17/07	3
1,483	strike price $91.25, expires 6/18/07	4
1,544	strike price $91.75, expires 3/19/07	4

	Total Options Purchased (cost—$41,543)	11

	Total Investments before options written
	(cost—$2,708,940,559)—100.1%	2,813,614,097

OPTIONS WRITTEN (j)— (0.1)%

	Call Options—(0.0)%
21,400,000	10-Year Interest Rate Swap, Over-the-Counter,
	Pay 3-Month USD LIBOR Floating Rate Index,
	strike rate 4.60%, expires 1/2/07	—
2,088	U.S. Treasury Bond Futures, Chicago Board of Trade,
	strike price $115, expires 2/23/07	(326,250)
1,752	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
	strike price $111, expires 2/23/07	(54,750)
		(381,000)

	Put Options—(0.1)%
21,400,000	10-Year Interest Rate Swap, Over-the-Counter,
	Pay 3-Month USD LIBOR Floating Rate Index,
	strike rate 5.90%, expires 1/2/07	—
2,088	U.S. Treasury Bond Futures, Chicago Board of Trade,
	strike price $110, expires 2/23/07	(1,076,625)
1,752	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
	strike price $106, expires 2/23/07	(355,875)
		(1,432,500)

	Total Options Written (premiums received—$5,520,556)	(1,813,500)

	Total Investments net of options written (cost—$2,703,420,003)—100.0%	$2,811,800,597

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”), for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair-value pursuant to procedures approved by the Board of Trustees. Such procedures include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any, (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement. Restricted as to resale and may not have a readily available market.
(b)	Illiquid security. Securities with an aggregate value of $121,060,802, representing 4.31% of investments are deemed illiquid.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

(d)

144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Delayed-delivery security. To be settled/delivered after December 31, 2006.
(f)	Security in default.
(g)	Fair-valued security. Securities with an aggregate value of $48,556,039, representing 1.73% of total investments, have been fair-valued.
(h)	Credit-linked trust certificate.
(i)	All or partial amount segregated as collateral for futures contracts and/or written options.
(j)	Non-income producing.
(k)	All or partial amount segregated as collateral for reverse repurchase agreements.

Glossary:

£ - British Pound Sterling

€ - Euros

FRN - Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

LIBOR - London Inter-Bank Offered Rate

NR - Not Rated

REIT - Real Estate Investment Trust

UNIT - More than one class of securities traded together.

VRN - Variable Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.

Other Investments:

(1) Futures contracts outstanding at December 31, 2006:

		Market
		value	Expiration	Unrealized
Type	Contracts	(000)	Date	Depreciation
Long: Financial Future Euro—90 day	2,775	$659,409	12/18/07	$(2,046,563)

(2) Transactions in options written for the period ended December 31, 2006:

	Contracts/Notional	Premiums
Options outstanding, March 31, 2006	58,607,211	$2,490,254
Options written	36,412	11,319,123
Options terminated in closing transactions	(15,835,943)	(8,288,821)
Options outstanding, December 31, 2006	42,807,680	$5,520,556

(3) Credit default swap contracts outstanding at December 31, 2006:

			Payments
	Notional Amount		Received
Swap Counterparty/	Payable on Default	Termination	(Paid)	Unrealized
Referenced Debt Issuer	(000)	Date	by Fund	Appreciation
Bank of America
Abitibi-Consolidated	$3,000	3/20/07	2.20%	$6,693
AES Corp.	1,000	12/20/07	1.50%	11,904
ArvinMeritor	3,000	3/20/07	2.35%	14,813
Williams Cos.	2,000	12/20/07	1.25%	15,634
Bear Stearns
CVC	3,000	12/20/07	2.15%	48,648
Georgia-Pacific Corp.	1,500	12/20/07	0.82%	10,810
MGM Mirage	3,500	9/20/09	1.92%	105,057
Royal Caribbean Cruises	3,500	9/20/07	1.50%	32,204
Citigroup
Allied Waste Industries	3,500	9/20/07	2.18%	47,784
Crown Cork	3,500	9/20/07	2.38%	57,188
Ford Motor Credit	5,000	9/20/07	2.00%	55,551
Owens-Brockway	7,000	9/20/07	2.05%	73,635
Starwood Hotels & Resorts Worldwide	3,500	9/20/07	1.20%	26,292
Credit Suisse
Ford Motor Credit	5,000	6/20/07	0.70%	8,123
Deutsche Bank
Dow Jones CDX US High Yield	64,000	12/20/11	3.25%	1,383,880
Federation of Russia	15,000	6/20/07	0.44%	17,953
Softbank	¥308,000	9/20/07	2.30%	19,905
Goldman Sachs
DirecTV Holdings	$5,000	12/20/11	(1.70)%	881
HCA	1,000	12/20/07	0.75%	2,321
Starwood Hotels & Resorts Worldwide	1,000	12/20/07	1.10%	8,595
JPMorgan Chase
AES Corp.	3,500	9/20/07	2.15%	50,585
Bowater	3,000	3/20/07	1.60%	7,050
Electronic Data	1,000	12/20/07	1.30%	11,076
Lear Corp.	5,000	3/20/07	7.50%	42,350
Smurfit-Stone Container Corp.	4,700	12/20/09	2.30%	88,416
Lehman Brothers
ArvinMeritor	3,000	12/20/09	2.35%	28,546
Ford Motor Credit	4,000	9/20/07	2.15%	48,942
NRG Energy	5,000	9/20/11	2.25%	127,460
Merrill Lynch
AES Corp.	8,000	6/20/07	0.95%	29,586
Morgan Stanley
Gaz Capital	13,000	4/20/11	1.05%	210,730
Georgia-Pacific Corp.	5,000	12/20/09	1.15%	65,614
Royal Bank of Scotland
GMAC	25,000	3/20/07	5.00%	322,622
				$2,980,848

(4) Interest rate swap agreements outstanding at December 31, 2006:

			Rate Type		Unrealized
	Notional Amount	Termination	Payments Made	Payments Received	Appreciation
Swap Counterparty	(000)	Date	by Fund	by Fund	(Depreciation)
Citigroup	$240,000	7/20/16	3 Month LIBOR	5.10%	$(2,762,136)
Deutsche Bank	207,200	12/19/08	3 Month LIBOR	5.00%	(225,723)
Deutsche Bank	£400	9/15/10	6 Month LIBOR	5.00%	(8,654)
Goldman Sachs	$39,400	12/19/08	3 Month LIBOR	5.00%	(50,176)
Goldman Sachs	1,800,000	6/21/26	6.00%	3 Month LIBOR	(114,806,630)
Goldman Sachs	1,800,000	6/21/26	3 Month LIBOR	6.00%	111,703,411
Lehman Securities	33,100	6/20/17	5.00%	3 Month LIBOR	757,580
UBS Securities	8,700	12/19/08	3 Month LIBOR	5.00%	(8,817)
UBS Securities	400,000	7/20/16	5.10%	3 Month LIBOR	(3,493,123)
UBS Securities	400,000	7/20/16	3 Month LIBOR	6.45%	4,010,029
UBS Securities	685,000	6/21/25	5.70%	3 Month LIBOR	(39,542,124)
UBS Securities	680,000	6/21/25	3 Month LIBOR	5.70%	32,493,772
					$(11,932,591)

LIBOR- London Inter-bank Offered Rate

The Fund received $6,750,000 par value in U.S. Treasury Bills as collateral for swap contracts.

(5) Forward foreign currency contracts outstanding at December 31, 2006:

			Unrealized
	U.S.$ Value	U.S.$ Value	Appreciation
	Origination Date	December 31, 2006	(Depreciation)
Purchased:
¥ 4,423,139,000 settling 2/15/07	$37,899,193	$37,353,479	$(545,714)

Sold:
€ 59,359,000 settling 1/23/07	79,327,071	78,370,450	956,621
£ 2,985,000 settling 1/11/07	5,809,661	5,842,607	(32,946)
			$377,961

(6) Open reverse repurchase agreements at December 31, 2006:

			Maturity	Principal &
Counterparty	Rate	Trade Date	Date	Interest	Par
Lehman Brothers	1.00%	5/26/06	5/26/08	$4,917,368	$4,887,500
	4.50%	10/30/06	4/25/08	4,825,202	4,787,500
	3.50%	12/14/06	12/12/08	4,676,920	4,668,750
	5.25%	12/21/06	12/19/08	76,121,917	76,000,000
					$90,343,750

Collateral for open reverse repurchase agreements at December 31, 2006 as reflected in the schedule of investments:

			Maturity
Counterparty	Description	Rate	Date	Par	Value
Lehman Brothers	American Airlines, Inc.	8.608%	10/12/12	$5,000,000	$5,315,625
	Dow Jones CDX U.S High Yield	8.375%	12/29/11	80,000,000	81,844,000
	Hawaiian Telcom Communications, Inc.	9.750%	5/1/13	5,000,000	5,037,500
	Solectron Global Finance Ltd.	8.000%	3/15/16	5,000,000	5,087,500
					$97,284,625

Item 2. Controls and Procedures

(a)                                  The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and have concluded that the Registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing.

Prior to reaching this conclusion, the principal officers had become aware of matters relating to the accounting treatment in connection with the Registrant’s ability to participate in certain inverse floater structures that required enhancements to certain controls.  The Registrant’s management determined that controls relating to the review and analysis of relevant terms and conditions of certain transfers of securities under the provisions of Statement of Financial Accounting Standards No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities” (“SFAS 140”) were not effective.

Although the Registrant has not invested in these types of securities, the Registrant’s Management is taking such further actions as are necessary to revise its disclosure controls and procedures in order to increase the effectiveness of these controls with respect to the accounting treatment of transfers of certain inverse floater transactions.

(b)           There have been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting.  However as discussed above, subsequent to December 31, 2006, the Registrant is enhancing controls related to the accounting treatment of transfers of certain inverse floater securities.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO High Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 23, 2007

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: February 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 23, 2007

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: February 23, 2007